Investment Strategy	May 19, 2026
Portfolio Building Block World Ex US Industrials ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Overview

The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index is constructed using a rules-based methodology that identifies companies listed in developed market countries, excluding the United States, that operate across the industrials sector value chain, as classified by BITA GmbH (the “Index Provider”).

Index Overview:

The Index’s initial universe consists of all publicly listed equity securities for which sufficient relevant information is available from public sources. The initial universe is screened using the following criteria, which are based on each company’s financial information for the most recent quarter:

A.	Industrials Sector Value Chain: To be eligible for inclusion, a company must be classified as operating within the industrials sector according to a rules-based methodology defined by the Index Provider. This classification is determined by applying the following predefined criteria:

According to BITA’s thematic data methodology, to be eligible companies must have a Thematic Exposure Score of at least 50%. A company’s total Thematic Exposure Score is equivalent to the sum of the revenue derived by the company from relevant products, services, and business activities (“PSA”), as a proportion of the company’s total revenue.

BITA approaches the construction and research of Themes through the mapping of PSA into a set of granular “Sub-Themes” designed to facilitate the construction of heavily focused index and data products.

The universe includes companies whose PSA are integral to the industrials ecosystem. These companies operate across the following Sub-Themes:

●	Capital Goods Manufacturing & Engineering: Companies engaged in the design, engineering, and production of long-life assets used to produce other goods or provide services. This includes aerospace and defense contractors involved in aircraft and defense systems; manufacturers of heavy machinery for agriculture, construction, and industrial automation; and producers of electrical equipment and power systems. It also covers firms in the building products sector and heavy construction engineering essential for infrastructure projects.

●	Transportation & Logistics Networks: Companies that provide essential services for the physical movement of goods, resources, and passengers globally. This encompasses air freight and logistics providers managing complex intercontinental supply chains; marine transportation companies handling bulk commodities, tankers, and container shipping; railroad operators; and road transportation fleets. Passenger airlines and companies providing airport and terminal services are also included.

●	Commercial & Industrial Services: Companies focused on providing specialized support functions necessary for the efficient operation of businesses, governments, and industrial facilities. This includes environmental and facilities services such as waste management, recycling solutions, and site maintenance; diversified support services like industrial staffing and security; and professional services, including research, consulting, and B2B data processing related to industrial operations.

B.	Market Capitalization: Companies must have a free-float market capitalization (i.e., the total market value of a company’s shares that are readily available for public trading, excluding shares held by insiders or controlling shareholders) of at least $10 billion.

C.	Country and Exchange Requirements: To be eligible for inclusion, a company’s shares must be listed on one of the following stock exchanges (listed alphabetically by country): Australia (Australian Stock Exchange); Austria (Vienna Stock Exchange); Belgium (Euronext Brussels); Canada (Canadian Securities Exchange, Toronto Stock Exchange, and TSX Venture Exchange); Denmark (Nasdaq Copenhagen); Finland (Nasdaq Helsinki); France (Euronext Paris Exchange); Germany (Deutsche Börse); Hong Kong (Hong Kong Stock Exchange); Ireland (Euronext Irish Stock Exchange); Israel (Tel-Aviv Stock Exchange); Italy (Borsa Italiana); Japan (Tokyo Stock Exchange); Netherlands (Euronext Amsterdam Stock Exchange); New Zealand (New Zealand Stock Exchange); Norway (Euronext Oslo Børs); Portugal (Euronext Lisbon); Singapore (Singapore Exchange); Spain (Bolsas y Mercados Españoles); Sweden (Nasdaq Stockholm); Switzerland (SIX Swiss Exchange); and United Kingdom (London Stock Exchange).

D.	Ordinary Shares: The Index includes only ordinary shares of eligible companies. Ordinary shares represent ownership in a company and typically give shareholders the right to vote and receive dividends.

Companies that meet the foregoing screens are included in the Index. The Index is expected to be comprised of 104 constituents; however, the number of constituents will vary over time.

The Index is reconstituted and rebalanced quarterly (reconstitution means the Index is updated with new eligible companies based on current data; rebalancing means the weights of the companies in the Index are adjusted). In addition, the Index Provider may determine to substitute an Index constituent or make an extraordinary adjustment to the Index if it determines an extraordinary event has occurred. The determination date for regular adjustments takes place on the first Friday of the rebalancing month. On each determination day, Index constituents are weighted according to their free-float market capitalization. In addition, the Index methodology includes the following capping constraints to limit the amount that an issuer or issuers can make up of the Index: (1) no single issuer may exceed 25% of the Index weight; and (2) all issuers with individual weights above 4.5% may not, in the aggregate, exceed 45% of the total Index weight.

To the extent the Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. It is expected that the Index will be concentrated in one or more of the industries that comprise the industrials sector.

The Index is owned, calculated, administered, and disseminated by the Index Provider. The Index Provider is not affiliated with the Fund’s investment adviser, Tidal Investments LLC (the “Adviser”).

The Fund’s Investment Strategy

Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in component securities that make up the Index.

The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Index. The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund. For example, representative sampling may be used when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index.

The Fund will invest in listed equity securities, which may include common stocks, business trust shares, American Depositary Receipts (“ADRs”), which are securities listed on US exchanges that represent shares of foreign companies, and other equity investments or ownership interests in business enterprises.

The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in component securities that make up the Index.
Portfolio Building Block US Banks ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Overview

The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index is constructed using a rules-based methodology that identifies companies in the banking industry with publicly traded ordinary shares listed on Nasdaq or the New York Stock Exchange, as classified by BITA GmbH (the “Index Provider”).

Index Overview:

The Index’s initial universe consists of all publicly listed equity securities for which sufficient relevant information is available from public sources. The initial universe is screened using the following criteria, which are based on each company’s financial information for the most recent quarter:

A.	Banking Industry: To be eligible for inclusion, a company must be classified as operating within the banking industry according to a rules-based methodology defined by the Index Provider. This classification is determined by applying the following predefined criteria:

According to BITA’s thematic data methodology, to be eligible companies must have a Thematic Exposure Score of at least 50%. A company’s total Thematic Exposure Score is equivalent to the sum of the revenue derived by the company from relevant products, services, and business activities (“PSA”), as a proportion of the company’s total revenue.

BITA approaches the construction and research of Themes through the mapping of PSA into a set of granular “Sub-Themes” designed to facilitate the construction of heavily focused index and data products.

The universe includes companies whose PSA are integral to the banking ecosystem. These companies operate across the following Sub-Themes:

●	Diversified Banking Franchises: Companies that operate on a national or global scale with a diverse mix of revenue streams. These firms provide a broad range of financial services, including retail banking, commercial and corporate lending, payment processing, and wealth management services. Their operations often combine traditional banking with capital markets or insurance activities.

●	Regional & Community Banking: Companies that focus their banking operations within specific geographic regions or local communities. These firms are primarily engaged in traditional banking activities such as gathering local deposits and providing mortgage, consumer, and small business loans to their immediate market. Their business model is typically characterized by a strong reliance on net interest income derived from the spread between deposit rates and lending rates.

B.	Market Capitalization: Companies with a free float market capitalization (i.e., the total market value of a company’s shares that are readily available for public trading, excluding shares held by insiders or controlling shareholders) of at least $10 billion.

C.	Exchange Requirement: To be eligible for inclusion, a company’s shares must be listed on Nasdaq or the New York Stock Exchange.

D.	Ordinary Shares: The Index includes only ordinary shares of eligible companies. Ordinary shares represent ownership in a company and typically give shareholders the right to vote and receive dividends.

Companies that meet the foregoing screens are included in the Index. The Index is expected to be comprised of 18 constituents; however, the number of constituents will vary over time.

The Index is reconstituted and rebalanced quarterly (reconstitution means the Index is updated with new eligible companies based on current data; rebalancing means the weights of the companies in the Index are adjusted). In addition, the Index Provider may determine to substitute an Index constituent or make an extraordinary adjustment to the Index if it determines an extraordinary event has occurred. The determination date for regular adjustments takes place on the first Friday of the rebalancing month. On each determination day, Index constituents are weighted according to their free-float market capitalization. In addition, the Index methodology includes the following capping constraints to limit the amount that an issuer or issuers can make up of the Index: (1) no single issuer may exceed 25% of the Index weight; and (2) all issuers with individual weights above 4.5% may not, in the aggregate, exceed 45% of the total Index weight.

To the extent the Index is concentrated in a particular industry or industries, the Fund is expected to be concentrated in that industry or industries. It is expected that the Index will be concentrated in the Banking industry.

The Index is owned, calculated, administered, and disseminated by the Index Provider. The Index Provider is not affiliated with the Fund’s investment adviser, Tidal Investments LLC (the “Adviser”).

The Fund’s Investment Strategy

Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in component securities that make up the Index.

The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Index. The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund. For example, representative sampling may be used when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index.

The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in component securities that make up the Index.
Portfolio Building Block World Consumer Staples ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Overview

The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index is constructed using a rules-based methodology that identifies companies in the consumer staples sector with publicly traded ordinary shares listed on major stock exchanges in developed markets, as classified by BITA GmbH (the “Index Provider”).

Index Overview:

The Index’s initial universe consists of all publicly listed equity securities for which sufficient relevant information is available from public sources. The initial universe is screened using the following criteria, which are based on each company’s financial information for the most recent quarter:

A.

Consumer Staples Sector: To be eligible for inclusion, a company must be classified as operating within the consumer staples sector according to a rules-based methodology defined by the Index Provider. This classification is determined by applying the following predefined criteria:

According to BITA’s thematic data methodology, to be eligible companies must have a Thematic Exposure Score of at least 50%. A company’s total Thematic Exposure Score is equivalent to the sum of the revenue derived by the company from each relevant PSA, as a proportion of the company’s total revenue.

BITA approaches the construction and research of Themes through the mapping of products, services, and business activities (“PSA”) into a set of granular “Sub-Themes” designed to facilitate the construction of heavily focused index and data products.

The universe includes companies whose Products, Services, and Activities (“PSA”) are integral to the consumer staples sector. These companies operate across the following Sub-Themes:

●	Food, Beverage & Tobacco Production: Companies engaged in the processing and manufacturing of agricultural and synthetic raw materials into branded food and beverage products. This includes producers of packaged foods, meats, and dairy products; brewers, distillers, and vintners of alcoholic beverages; and manufacturers of soft drinks and bottled water. It also includes companies involved in the cultivation and processing of tobacco and related products.

●	Household & Personal Care Manufacturing: Companies that develop and manufacture non-durable consumer staples intended for personal hygiene and household maintenance. This includes manufacturers of soaps, detergents, and cleaning supplies; paper packaging and sanitary paper products; and personal care items such as cosmetics, skincare, and oral hygiene products that are considered daily essentials rather than discretionary luxuries.

●	Essential Retail & Distribution: Companies that operate the distribution channels necessary to deliver essential staples to end consumers. This includes owners and operators of hypermarkets, supercenters, and grocery stores; drug retail chains and pharmacies; and food distributors. These firms typically manage high-volume, low-margin business models focused on the sale of food, beverage, and household staples.

B.	Market Capitalization: Companies with a market capitalization (i.e., the total market value of a company’s shares that are readily available for public trading, excluding shares held by insiders or controlling shareholders) of at least $10 billion.

C.	Developed Markets: To be eligible for inclusion, a company’s shares must be listed on a major stock exchange in a developed market. For the purposes of the Index, stock exchanges in “developed markets” are defined as the following (listed alphabetically by country): Australia (Australian Stock Exchange); Austria (Vienna Stock Exchange); Belgium (Euronext Brussels); Canada (Canadian Securities Exchange, Toronto Stock Exchange, and TSX Venture Exchange); Denmark (Nasdaq Copenhagen); Finland (Nasdaq Helsinki); France (Euronext Paris Exchange); Germany (Deutsche Börse); Hong Kong (Hong Kong Stock Exchange); Ireland (Euronext Irish Stock Exchange); Israel (Tel-Aviv Stock Exchange); Italy (Borsa Italiana); Japan (Tokyo Stock Exchange); Netherlands (Euronext Amsterdam Stock Exchange); New Zealand (New Zealand Stock Exchange); Norway (Euronext Oslo Børs); Portugal (Euronext Lisbon); Singapore (Singapore Exchange); Spain (Bolsas y Mercados Españoles); Sweden (Nasdaq Stockholm); Switzerland (SIX Swiss Exchange); United Kingdom (London Stock Exchange); and United States (Nasdaq and New York Stock Exchange).

D.	Ordinary Shares: The Index includes only ordinary shares of eligible companies. Ordinary shares represent ownership in a company and typically give shareholders the right to vote and receive dividends.

Companies that meet the foregoing screens are included in the Index. The Index is expected to be comprised of 70 constituents, however, the number of constituents will vary over time.

The Index is reconstituted and rebalanced quarterly (reconstitution means the Index is updated with new eligible companies based on current data; rebalancing means the weights of the companies in the Index are adjusted). In addition, the Index Provider may determine to substitute an Index constituent or make an extraordinary adjustment to the Index if it determines an extraordinary event has occurred. The determination date for regular adjustments takes place on the first Friday of the rebalancing month. On each determination day, Index constituents are weighted according to their free-float market capitalization. In addition, the Index methodology includes the following capping constraints to limit the amount that an issuer or issuers can make up of the Index: (1) no single issuer may exceed 25% of the Index weight; and (2) all issuers with individual weights above 4.5% may not, in the aggregate, exceed 45% of the total Index weight.

To the extent the Index is concentrated in a particular industry or industries, the Fund is expected to be concentrated in that industry or industries. It is expected that the Index will be concentrated in one or more of the industries that comprise the consumer staples sector.

The Index is owned, calculated, administered, and disseminated by the Index Provider. The Index Provider is not affiliated with the Fund’s investment adviser, Tidal Investments LLC (the “Adviser”).

The Fund’s Investment Strategy

Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in component securities that make up the Index.

The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Index. The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund. For example, representative sampling may be used when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index.

The Fund will invest in listed equity securities, which may include common stocks, business trust shares, American Depositary Receipts (“ADRs”), which are securities listed on US exchanges that represent shares of foreign companies, and other equity investments or ownership interests in business enterprises.

The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in component securities that make up the Index.